THE WRIGHT MANAGED EQUITY TRUST


                                  Supplement to

                             Combined Prospectus of

                     Wright Selected Blue Chip Equities Fund
                     Wright Junior Blue Chip Equities Fund
                      Wright Major Blue Chip Equities Fund
                  Wright International Blue Chip Equities Fund

                              dated April 30, 1999







    The Board of Trustees of The Wright Managed Equity Trust has approved the termination and liquidation of Wright Junior Blue Chip Equities Fund, effective December 17, 1999.





    November 15, 1999

                         THE WRIGHT MANAGED EQUITY TRUST


                                  Supplement to

                 Combined Statement of Additional Information of

                     Wright Selected Blue Chip Equities Fund
                      Wright Junior Blue Chip Equities Fund
                      Wright Major Blue Chip Equities Fund
                  Wright International Blue Chip Equities Fund

                              dated April 30, 1999







    The Board of Trustees of The Wright Managed Equity Trust has approved the termination and liquidation of Wright Junior Blue Chip Equities Fund, effective December 17, 1999.






    November 15, 1999